UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169

13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 5, 1999

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

 				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		44

FORM 13F Information Table Value Total:	$85,214,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101     1353    29700 SH       SOLE                    11975             17725
AFLAC Inc.                     COM              001055102     5829   121759 SH       SOLE                    96459             25300
ASM Lithography NYS            COM              N07059111     4544    76525 SH       SOLE                    46025             30500
Anadarko Petroleum             COM              032511107     2904    78880 SH       SOLE                    38880             40000
Biovail Corporation Int'l      COM              09067K106     1871    36640 SH       SOLE                    20540             16100
Brigham Exploration            COM              109178103      156    78025 SH       SOLE                    47575             30450
Business Objects ADR           COM              12328X107     5718   156660 SH       SOLE                    94730             61930
Colgate Palmolive              COM              194162103      273     2773 SH       SOLE                     2773
Deswell Inds. Inc.             COM              250639101     1046   108685 SH       SOLE                    63935             44750
Federal Nat'l Mtg.             COM              313586109     1028    15060 SH       SOLE                     8560              6500
Flir Systems                   COM              302445101     2441   161403 SH       SOLE                    79978             81425
Garden Ridge                   COM              36541P104     1481   311880 SH       SOLE                   188305            123575
Home Depot                     COM              437076102      386     5985 SH       SOLE                     5985
IBM                            COM              459200101      226     1746 SH       SOLE                     1746
ICN Pharmaceuticals            COM              448924100     3223   100120 SH       SOLE                    46695             53425
IHOP Corp                      COM              449623107     3273   136001 SH       SOLE                    80001             56000
Intel Corp.                    COM              458140100     6302   105923 SH       SOLE                    97323              8600
Johnson & Johnson              COM              478160104      340     3470 SH       SOLE                     3470
KV Pharmaceutical Cl A         COM              482740206     3444   222188 SH       SOLE                   117788            104400
Lehman Brothers Hldgs          COM              524908100      286     4600 SH       SOLE                                       4600
Lilly Eli                      COM              532457108      861    12020 SH       SOLE                     8020              4000
MFC Bancorp                    COM              55271X103     2348   313088 SH       SOLE                   168063            145025
NFO Worldwide Inc.             COM              62910N108     2559   182775 SH       SOLE                   105050             77725
Nextel Communications          COM              65332V103      736    14660 SH       SOLE                      360             14300
Novellus Systems               COM              670008101     7920   116049 SH       SOLE                    84099             31950
Paine Webber Group             COM              695629105     2523    53970 SH       SOLE                    21520             32450
Papa John's Int'l              COM              698813102      600    13430 SH       SOLE                                      13430
PepsiCo, Inc.                  COM              713448108      216     5595 SH       SOLE                     5595
Pfizer                         COM              717081103     2981    27347 SH       SOLE                    22847              4500
Philip Morris Cos.             COM              718154107     2349    58455 SH       SOLE                    58455
Procter & Gamble               COM              742718109      451     5050 SH       SOLE                     5050
QUALCOMM                       COM              747525103     2258    15735 SH       SOLE                     8535              7200
SPEEDFAM-IPEC                  COM              847705100      252    15670 SH       SOLE                    14321              1349
Schering Plough                COM              806605101     1078    20525 SH       SOLE                    12625              7900
Seitel Inc.                    COM              816074306     3553   219465 SH       SOLE                   126485             92980
Sonex Research                 COM              835448101        7    13000 SH       SOLE                    13000
Staples Inc.                   COM              855030102     2050    66254 SH       SOLE                    27417             38837
Thomas Group, Inc.             COM              884402108     1113   124530 SH       SOLE                    72255             52275
Three-Five Systems             COM              88554L108     1297    93865 SH       SOLE                    62240             31625
TownPagesNet.Com               COM              892179102      917   131005 SH       SOLE                    80820             50185
Toys R Us Inc                  COM              892335100     1693    81825 SH       SOLE                    14525             67300
Viragen Inc.                   COM              927638106      304   405780 SH       SOLE                   361280             44500
Vulcan Materials Co.           COM              929160109      280     5800 SH       SOLE                                       5800
Warner Lambert                 COM              934488107      747    10800 SH       SOLE                     6600              4200